UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 02/28/2011

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2011 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value

Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.48%, 11/25/35	USD	334	$312,587
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.30%, 5/15/13		291	289,875
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.51%, 2/25/35		292	252,667
Chase Issuance Trust, Series 2007-A9, Class A, 0.30%, 6/16/14		2,200	2,196,546
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33		433	429,147
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4, 5.21%, 2/25/36		700	468,499
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.52%, 10/25/35		166	159,096
Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR2, Class A2, 0.41%, 3/25/36		418	394,619
Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 0.53%, 5/25/31 (b)		478	274,160

Total Asset-Backed Securities – 2.9%			4,777,196

Common Stocks (c)	Shares

Media — 0.0%
Charter Communications, Inc.		532	24,350

Common Stocks (c)	Shares		Value

Media (concluded)
Dex One Corp. (d)		2,135	$11,251

Total Common Stocks – 0.0%			35,601

Corporate Bonds	Par (000)

Capital Markets — 2.1%
Credit Suisse:
2.20%, 1/14/14	USD	500	502,046
4.38%, 8/05/20		500	487,340
The Goldman Sachs Group, Inc., 6.75%, 10/01/37		500	512,478
KKR Group Finance Co., 6.38%, 9/29/20 (b)		200	206,065
Lazard Group LLC, 6.85%, 6/15/17		500	532,585
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	787,504
Morgan Stanley:
6.00%, 4/28/15		300	328,444
5.50%, 1/26/20		100	101,308

			3,457,770

Chemicals — 0.2%
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		100	101,000
RPM International, Inc., 6.25%, 12/15/13		50	54,485
RPM United Kingdom G.P., 6.70%, 11/01/15 (b)		200	217,512

			372,997

Commercial Banks — 1.5%
CIT Group, Inc., 7.00%, 5/01/17		200	201,500
Discover Bank, 8.70%, 11/18/19		400	481,237

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BHAC	Berkshire Hathaway Assurance Corp.
BRL	Brazilian Real
CLP	Chilean Peso
COP	Certificates of Participation
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NPFGC	National Public Finance Guarantee Corp.
NZD	New Zealand Dollar
PEN	Peru New Sol
PHP	Philippine Peso
PLN	Polish Zloty
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SEK	Swedish Krona
USD	US Dollar

FDP SERIES, INC.	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
HSBC Holdings Plc, 6.50%, 9/15/37	USD	400	$414,690
HSBK Europe BV, 7.25%, 5/03/17		400	412,000
Regions Financial Corp., 7.75%, 11/10/14		200	213,500
Royal Bank of Scotland Group Plc, 6.40%, 10/21/19		500	511,791
SVB Financial Group, 5.38%, 9/15/20		300	295,929

			2,530,647

Commercial Services & Supplies — 0.1%
Diversey Holdings, Inc., 10.50%, 5/15/20		105	121,786

Consumer Finance — 0.8%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	681,727
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	USD	100	108,957
6.63%, 8/15/17		150	159,537
8.13%, 1/15/20		100	114,141
HSBC Finance Corp., 6.68%, 1/15/21 (b)		300	313,857

			1,378,219

Diversified Financial Services — 1.8%
Ally Financial, Inc.:
6.88%, 8/28/12		200	212,000
8.00%, 12/31/18		100	110,500
Citigroup, Inc., 5.00%, 9/15/14		400	420,600
General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	552,859
JPMorgan Chase & Co.:
1.10%, 1/24/14 (a)		500	503,132
4.25%, 10/15/20		700	674,919
Moody’s Corp., 5.50%, 9/01/20		400	405,490
NASDAQ OMX Group Inc., 5.25%, 1/16/18		200	204,744

			3,084,244

Diversified Telecommunication Services — 0.9%
Frontier Communications Corp.:
8.25%, 4/15/17		100	110,500
8.50%, 4/15/20		100	111,000
Telecom Italia Capital SA:
4.95%, 9/30/14		250	256,875
7.00%, 6/04/18		500	536,736
Verizon New York, Inc.:
Series A, 6.88%, 4/01/12		300	318,213
Series B, 7.38%, 4/01/32		100	112,819

			1,446,143

Electric Utilities — 0.1%
Georgia Power Co., 5.40%, 6/01/40		100	99,991

Corporate Bonds	Par (000)		Value

Energy Equipment & Services — 0.4%
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	USD	100	$112,250
Weatherford International Ltd., 7.00%, 3/15/38		600	654,182

			766,432

Food & Staples Retailing — 0.8%
CVS Caremark Corp., 5.75%, 6/01/17		300	333,292
The Kroger Co., 6.15%, 1/15/20		500	564,028
Rite Aid Corp.:
9.75%, 6/12/16		100	112,625
8.00%, 8/15/20		100	108,125
Woolworths Ltd., 4.00%, 9/22/20 (b)		300	292,682

			1,410,752

Food Products — 1.5%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13		300	319,594
5.10%, 7/15/15		400	410,353
Corn Products International, Inc., 4.63%, 11/01/20		300	295,720
Dean Foods Co., 9.75%, 12/15/18 (b)		100	103,750
Kraft Foods, Inc., 5.38%, 2/10/20		800	851,014
Pinnacle Foods Finance LLC, 8.25%, 9/01/17		100	103,875
Ralcorp Holdings, Inc., 4.95%, 8/15/20		200	198,803
Wm. Wrigley Jr. Co., 3.05%, 6/28/13 (b)		200	203,748

			2,486,857

Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 6.00%, 1/15/20		200	210,221

Health Care Providers & Services — 1.7%
Coventry Health Care, Inc., 6.30%, 8/15/14		750	801,230
HCA, Inc.:
9.63%, 11/15/16 (e)		250	271,250
7.25%, 9/15/20		150	161,812
McKesson Corp., 4.75%, 3/01/21		600	608,581
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	938,969

			2,781,842

Hotels, Restaurants & Leisure — 0.3%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		300	340,500
MGM Mirage, 6.63%, 7/15/15		100	95,000
Station Casinos, Inc. (c)(f):
6.88%, 3/01/16		150	15
7.75%, 8/15/16		100	10

			435,525

2	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Household Durables — 0.1%
Jarden Corp., 7.50%, 5/01/17	USD	150	$159,562

IT Services — 0.2%
Verifone Holdings, Inc., 1.38%, 6/15/12 (b)(g)		285	335,944

Independent Power Producers & Energy Traders — 0.2%
Calpine Corp., 7.88%, 1/15/23 (b)		200	205,500
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		100	56,250
15.00%, 4/01/21 (b)		142	126,380

			388,130

Industrial Conglomerates — 0.0%
Hutchison Whampoa International (03/33) Ltd., 7.45%,
11/24/33 (b)		50	62,936

Insurance — 0.3%
Aflac, Inc., 8.50%, 5/15/19		100	123,760
PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	326,864

			450,624

Machinery — 0.1%
RBS Global, Inc., 8.50%, 5/01/18		200	217,750

Media — 1.6%
CCO Holdings LLC, 8.13%, 4/30/20		100	107,875
Clear Channel Communications Inc., 9.00%, 3/01/21 (b)		100	101,625
DIRECTV Holdings LLC, 4.60%, 2/15/21		200	195,715
Intelsat Bermuda Ltd., 11.25%, 6/15/16		150	160,500
Myriad International Holding BV, 6.38%, 7/28/17 (b)		100	103,625
News America, Inc., 7.25%, 5/18/18		400	478,340
Time Warner Cable, Inc., 6.75%, 7/01/18		700	803,734
Time Warner, Inc., 6.10%, 7/15/40		200	201,898
Viacom, Inc., 6.13%, 10/05/17		500	565,437

			2,718,749

Metals & Mining — 0.3%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		200	198,025
Teck Resources Ltd., 4.50%, 1/15/21		300	302,749

			500,774

Multi-Utilities — 0.7%
CenterPoint Energy, Inc., 6.50%, 5/01/18		300	338,043
CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	224,799
Dominion Resources, Inc., 6.40%, 6/15/18		600	689,591

			1,252,433

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels — 3.4%
Canadian Natural Resources, Ltd., 5.90%, 2/01/18	USD	500	$566,066
Chesapeake Energy Corp., 6.63%, 8/15/20		200	210,000
ENI SpA, 4.15%, 10/01/20 (b)		300	288,188
Enogex LLC, 6.25%, 3/15/20 (b)		400	431,839
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	103,098
7.03%, 1/15/68 (a)		200	208,500
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	531,250
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		100	99,750
Peabody Energy Corp., 6.50%, 9/15/20		100	107,000
Petroleos de Venezuela SA, 7.71%, 7/10/11 (h)		1,300	1,264,250
SandRidge Energy, Inc.:
9.88%, 5/15/16 (b)		150	166,500
8.75%, 1/15/20		100	108,000
Valero Energy Corp., 9.38%, 3/15/19		800	1,019,302
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	634,085

			5,737,828

Paper & Forest Products — 0.1%
NewPage Corp., 11.38%, 12/31/14		100	99,750

Real Estate Investment Trusts (REITs) — 0.9%
Boston Properties LP, 5.63%, 11/15/20		100	107,420
ERP Operating LP, 5.75%, 6/15/17		500	550,337
HCP, Inc., 6.70%, 1/30/18		500	560,908
KimCo Realty Corp., 6.88%, 10/01/19		200	233,429

			1,452,094

Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., 7.63%, 6/01/15		100	97,000

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., 10.75%, 8/01/20 (b)		200	231,000

Specialty Retail — 0.1%
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		100	103,250

Tobacco — 0.6%
Altria Group, Inc., 9.70%, 11/10/18		500	658,502
Reynolds American, Inc., 7.63%, 6/01/16		350	415,881

			1,074,383

FDP SERIES, INC.	FEBRUARY 28, 2011	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)			Value

Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (b)	USD	380		$334,400

Total Corporate Bonds – 21.3%				35,800,033

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.2%
TransDigm, Inc., Term Loan B, 5.25%, 2/14/17		206		207,829

Building Products — 0.0%
Goodman Global, Inc., Initial Term Loan, 5.75%, 10/28/16		45		45,752

Chemicals — 0.4%
Nalco Co.:
Term Loan B1, 4.50%, 10/06/17		272		274,780
Term Loan C1, 2.01%, 5/13/16		57		56,920
Rockwood Specialties Group, Inc., Term Loan, 3.75%, 2/10/18		307		310,279

				641,979

Commercial Services & Supplies — 0.4%
ARAMARK Corp.:
Extended Synthetic Letter of Credit Facility, 1.99%, 1/26/14		-(i	)	123
Extended Term Loan B, 3.55%, 7/26/16		213		213,810
Line of Credit, 3.36%, 7/26/16		14		14,061
Term Loan B, 2.18%, 1/26/14		2		1,523
Diversey, Inc. (FKA Johnson Diversy, Inc.) Trance B Dollar Term Loan, 5.25%, 11/24/15		183		182,973
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18		207		208,458

				620,948

Containers & Packaging — 0.0%
Graham Packaging Co., LP, Term Loan C, 6.75%, 4/05/14		71		71,206
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.25%, 2/09/18		12		11,742

				82,948

Diversified Consumer Services — 0.8%
Education Management LLC, Tranche C-2, 4.31%, 6/01/16		295		290,201
Visant Corp. (FKA Jostens), Tranche B Term Loan:
5.00%, 12/22/16		520		520,000
7.00%, 12/22/16		515		519,376

				1,329,577

Diversified Financial Services — 0.3%
MSCI, Inc., Revolving Credit, 4.75%, 6/01/16		122		122,409

Floating Rate Loan Interests (a)	Par (000)		Value

Diversified Financial Services (concluded)
TransUnion LLC, Term Loan, 4.75%, 2/10/18	USD	347	$348,596

			471,005

Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.25%, 4/02/18		476	479,491
Windstream Corp., Tranche B-2 Term Loan, 3.06%, 12/17/15		81	80,854

			560,345

Electronic Equipment, Instruments & Components — 0.1%
Flextronics International Ltd.:
A Closing Date Loan, 2.51%, 10/01/14		106	105,037
Delayed Draw Term Loan A-1-A, 2.51%, 10/01/14		4	3,516
Delayed Draw Term Loan A-1-B, 2.51%, 10/01/14		10	10,176
Delayed Draw Term Loan A-3, 2.51%, 10/01/14		14	14,272

			133,001

Food & Staples Retailing — 0.3%
SUPERVALU, Inc.:
Term Loan B, 1.64%, 6/02/12		28	27,580
Term Loan B2, 3.51%, 10/05/15		466	466,157

			493,737

Food Products — 0.4%
Dean Foods Co., 2016 Tranche B Term Loan, 3.31%, 4/02/16		324	322,518
Del Monte Corp., Term Loan B, 4.50% 3/08/18		216	217,048
Michael Foods, Term Loan B, 6.25%, 2/25/18		55	55,102

			594,668

Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc.:
Delayed Draw Term Loan, 3.55%, 4/28/15		306	306,655
Parent Term Loan, 3.51%, 4/28/15		74	74,457

			381,112

Health Care Providers & Services — 0.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51% - 2.56%, 7/25/14		14	13,879
Extended Term Loan, 3.76% - 3.81%, 1/25/17		211	211,510
Term Loan, 2.51% - 2.56%, 7/25/14		273	271,035
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		241	242,347

4	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Health Care Providers & Services (concluded)
HCA, Inc.:
Term Loan A-1, 1.55%, 11/17/12	USD	83	$82,422
Term Loan B-2, 3.55%, 3/31/17		205	206,036
Universal Health Services, Inc., Tranche B Term Loan, 5.50%, 11/15/16		528	532,673

			1,559,902

Hotels, Restaurants & Leisure — 0.4%
Burger King Holdings, Inc., Tranche B Term Loan, 6.25%, 10/19/16		468	470,066
Dine Equity, Inc.:
Term Facility, 4.25%, 10/16/17		29	29,112
Term Loan B-1, 4.25%, 10/16/17		104	105,131
Penn National Gaming, Inc., Term Loan B, 2.01% - 2.06%, 10/03/12		66	65,585

			669,894

Household Durables — 0.1%
Jarden Corp.:
Term Loan B1, 2.05%, 1/24/12		60	59,915
Term Loan B4, 3.55%, 1/26/15		66	65,975

			125,890

IT Services — 0.2%
Fidelity National Information Services, Inc., Term Loan B, 5.25%, 7/18/16		137	137,939
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B US Term Loan, 3.91% - 3.94%, 2/28/16		130	130,367

			268,306

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit, 2.05%, 2/01/13		49	48,569
Term Loan, 2.01% - 2.05%, 2/01/13		55	54,936

			103,505

Industrial Conglomerates — 0.1%
Tomkins Plc, Term Loan B, 4.25%, 9/21/16		148	149,015

Machinery — 0.2%
RBS Global, Inc. (Rexnord):
Incremental Tranche B-2, 2.56%, 7/22/13		2	1,598
Tranche B-1, Term Loan, 2.81%, 7/22/13		364	363,162

			364,760

Floating Rate Loan Interests (a)	Par (000)			Value

Media — 0.3%
CSC Holdings Inc. (Cablevision):
Term Loan B-2, 2.01%, 3/29/16	USD	480		$482,188
Term Loan B-3, 2.01%, 3/29/16		54		54,736
TWCC Holding Corp., Term Loan B, 4.25%, 2/11/17		14		14,332
UPC Financing Partnership, Term Loan T, 3.76%, 12/31/16		24		24,315

				575,571

Multiline Retail — 0.1%
Dollar General Corp., Tranche B-1 Term Loan, 3.01% - 3.05%, 7/07/14		160		159,613

Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
Term Loan B, 2.30%, 12/20/12		188		187,592
Term Loan C, 3.55%, 12/23/14		55		54,934

				242,526

Pharmaceuticals — 0.1%
WC Luxco SARL, Term B-3 Loan, 6.50%, 2/20/16		194		194,926

Total Floating Rate Loan Interests – 6.0%				9,976,809

Foreign Agency Obligations

Australia Government Bond, Series 123, 5.75%, 4/15/12	AUD	970		997,722
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	2,800	(j)	1,518,581
Export-Import Bank of Korea, 8.13%, 1/21/14	USD	195		223,048
Hungary Government International Bond, 3.88%, 2/24/20	EUR	40		46,367
Israel Government Bond Shahar, Series 2680, 7.00%, 4/29/11	ILS	800		222,573
Korea Treasury Bond:
Series 1106, 5.50%, 6/10/11	KRW	111,900		99,783
Series 1112, 4.75%, 12/10/11		1,097,310		982,579
Series 1206, 4.00%, 6/10/12		2,877,500		2,564,301
Series 1209, 5.25%, 9/10/12		340,000		308,555
Series 1212, 4.25%, 12/10/12		660,000		590,597
Series 1303, 5.25%, 3/10/13		9,900		9,029
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	310		339,502
Malaysia Government Bond:
3.76%, 4/28/11	MYR	685		225,108
3.83%, 9/28/11		3,870		1,278,154
Series 0309, 2.71%, 2/14/12		10		3,275
Series 2/03, 4.24%, 2/07/18		2,250		754,574

FDP SERIES, INC.	FEBRUARY 28, 2011	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value

Mexican Bonos:
Series M, 9.00%, 6/20/13	MXN	2,490	(k)	220,941
Series M 20, 10.00%, 12/05/24		7,500	(k)	739,629
Series M 30, 10.00%, 11/20/36		1,610	(k)	155,858
New South Wales Treasury Corp.:
6.00%, 5/01/12	AUD	1,670		1,719,190
Series 17RG, 5.50%, 3/01/17		425		429,878
Peru Government Bond, 7.84%, 8/12/20	PEN	615		249,294
Philippine Government Bond:
5.75%, 2/21/12	PHP	1,390		32,687
5.25%, 1/07/13		2,510		58,355
Series 7-43, 8.75%, 3/03/13		4,020		99,257
Poland Government Bond:
Series 0412, 4.75%, 4/25/12	PLN	2,765		964,390
Series 0414, 5.75%, 4/25/14		1,810		636,475
Series 1013, 5.00%, 10/24/13		305		105,743
Poland Government International Bond, 6.38%, 7/15/19	USD	340		378,079
Queensland Treasury Corp.:
7.13%, 9/18/17 (b)	NZD	35		28,691
Series 11, 6.00%, 6/14/11	AUD	560		571,956
Series 13, 6.00%, 8/14/13		70		72,628
Series 17, 6.00%, 9/14/17		145		149,857
Republic of Argentina, 0.65%, 8/03/12	USD	90		85,970
Republic of Ghana, 8.50%, 10/04/17		100		108,250
Republic of Hungary:
3.50%, 7/18/16	EUR	20		24,770
4.38%, 7/04/17		45		56,975
5.75%, 6/11/18		95		128,146
6.25%, 1/29/20	USD	150		153,858
Republic of Lithuania, 6.75%, 1/15/15 (b)		130		139,855
Russia Government International Bond, 7.50%, 3/31/30 (b)		340		393,156
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		537		621,040
Socialist Republic of Vietnam, 6.75%, 1/29/20 (b)		320		316,694
South Africa Government International Bond, 5.88%, 5/30/22		700		740,649
Sweden Government Bond, Series 1045, 5.25%, 3/15/11	SEK	17,260		2,727,601
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200		200,334
United Kingdom Gilt:
9.00%, 7/12/11	GBP	30		50,291
3.25%, 12/07/11		121		200,549
5.00%, 3/07/12		40		67,750
Venezuela Government International Bond, 10.75%, 9/19/13	USD	80		79,000
Western Australia Treasury Corp., Series 12, 5.50%, 7/17/12	AUD	85		87,029

Total Foreign Agency Obligations – 13.7%				22,958,573

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations — 0.6%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 0.70%, 11/25/34 (a)	USD	153	$116,038
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J8, Class 3A3, 5.50%, 12/25/34		139	140,535
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.53%, 10/25/35 (a)		268	206,375
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.76%, 11/25/34 (a)		291	280,317
Series 2007-3, Class 3A1, 5.50%, 4/25/37		301	312,573

			1,055,838

Commercial Mortgage-Backed Securities — 2.9%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 7/10/46		500	525,032
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.01%, 11/15/15 (a)(b)		494	474,937
Bear Stearns Commercial Mortgage Securities (a):
Series 2006-T24, Class AM, 5.57%, 10/12/41		500	525,270
Series 2006-T24, Class B, 5.66%, 10/12/41 (b)		148	117,808
Citigroup Commercial Mortgage Trust (a):
Series 2007-C6, Class AM, 5.70%, 12/10/49		146	151,735
Series 2007-FL3A, Class A1, 0.33%, 4/15/22 (b)		220	214,801
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 0.44%, 10/15/21 (a)(b)		212	204,442
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	596,066
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		539	581,707
Greenwich Capital Commercial Funding Corp., Series 2005- GG5, Class B, 5.36%, 4/10/37 (a)		350	311,165
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		400	416,742
Series 2006-CB17, Class AM, 5.46%, 12/12/43		300	312,499

6	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2007- WHL8, Class A1, 0.35%, 6/15/20 (a)(b)	USD	482	$458,172

			4,890,376

Total Non-Agency Mortgage-Backed Securities – 3.5%			5,946,214

Preferred Securities

Capital Trusts

Commercial Banks — 1.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		500	487,500
Wachovia Capital Trust III, 5.80%, 8/29/49 (a)		750	682,500
Wells Fargo Capital XIII, Series GMTN, 7.70%, (a)(l)		300	308,250
Wells Fargo Capital XV, 9.75%, (a)(l)		550	603,625

			2,081,875

Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40		100	106,125

Diversified Financial Services — 0.9%
Bank of America Corp., Series M, 8.13%, (a)(l)		200	211,138
JPMorgan Chase & Co., 7.90%, (a)(l)		575	625,893
JPMorgan Chase Capital XXII, 6.45%, 1/15/87		700	717,773

			1,554,804

Insurance — 0.4%
MetLife, Inc., 6.40%, 12/15/66		600	573,541

Total Capital Trusts – 2.6%			4,316,345

Preferred Stocks	Shares

Automobiles — 0.0%
General Motors Corp., Series C, 6.25% (c)(g)		6,500	50,635

Diversified Financial Services — 0.0%
Ally Financial Inc., 7.00% (b)		40	38,121

Total Preferred Stocks – 0.0%			88,756

Total Preferred Securities – 2.6%			4,405,101

Taxable Municipal Bonds	Par (000)		Value

California State Judgment Trust, COP, 1.74%, 6/01/15 (a)	USD	250	$228,340
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29		190	194,533
City & County of San Francisco California, GO, Build America Bonds, 5.93%, 6/15/28		500	517,910
City of Chicago Illinois, Refunding RB, Second Lien, 5.25%, 11/01/38		250	238,418
City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44		125	127,023
County of King Washington, RB, 5.13%, 1/01/41		1,050	1,051,942
Detroit City School District, GO, Qualified School Construction Bonds (Q-SBLF), 6.65%, 5/01/29		800	782,184
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38		50	51,276
Los Angeles County Public Works Financing Authority, RB, Build America Bonds, Recovery, Series Z, 7.49%, 8/01/33		530	518,594
Metropolitan Water District of Southern California, RB, Series C, 4.75%, 7/01/36		240	233,772
New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	120,939
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43		475	481,645
5.50%, 6/15/43		475	487,996
New York City Transitional Finance Authority, RB, Future Tax Secured, Series C, 5.00%, 11/01/39		1,180	1,162,241
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.50%, 8/01/42		1,255	1,173,375
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38		100	99,554
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/27		555	560,755
San Marcos Public Facilities Authority, Tax Allocation Bonds, Series 2 & 3-C (BHAC), 5.00%, 8/01/38		560	522,060
Southwest Higher Education Authority, RB, Southern Methodist University Project, 5.00%, 10/01/41		1,425	1,373,073

FDP SERIES, INC.	FEBRUARY 28, 2011	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value

State of California, GO, Build America Bonds, 7.60%, 11/01/40	USD	550	$597,525
State of California, GO, Refunding:
Various Purpose (NPFGC), 4.50%, 12/01/32		385	336,910
Various Purpose, Series 1 (AGM), 4.75%, 9/01/31		375	349,838
State of California, GO, Various Purpose:
6.00%, 3/01/33		1,000	1,049,620
6.00%, 4/01/38		500	516,120
6.00%, 11/01/39		210	216,854
State of Illinois, GO:
5.88%, 3/01/19 (m)		495	496,470
Build America Bonds, 7.35%, 7/01/35		290	300,359

Total Taxable Municipal Bonds – 8.2%			13,789,326

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.5%
Fannie Mae, 5.38%, 6/12/17		1,000	1,142,003
Freddie Mac:
2.88%, 2/09/15		2,000	2,074,810
6.25%, 7/15/32		800	970,460

			4,187,273

Collateralized Mortgage Obligations — 1.3%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.51%, 2/25/37 (a)		1,133	1,124,830
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		1,000	1,046,116

			2,170,946

Mortgage-Backed Securities — 18.9%
Fannie Mae Mortgage-Backed Securities:
1.67%, 5/01/33 (a)		14	14,691
1.91%, 10/01/32 (a)		146	150,227
2.31%, 4/01/35 (a)		21	22,000
2.33%, 4/01/35 (a)		287	295,914
2.82%, 9/01/34 (a)		589	606,440
4.00%, 3/15/41 (n)		6,450	6,359,300
4.50%, 3/15/41 (n)		3,015	3,072,945
5.00%, 8/01/35 - 4/01/37		1,107	1,165,975
5.50%, 3/15/26 - 3/01/36 (n)		6,187	6,676,172
6.00%, 6/01/21 - 3/15/41 (n)		3,717	4,057,467
6.50%, 1/01/36		284	319,836
Freddie Mac Mortgage-Backed Securities:
2.70%, 4/01/32 (a)		92	95,395
2.76%, 11/01/27 (a)		312	323,237
2.85%, 9/01/32 (a)		16	16,951
4.00%, 3/01/41 (n)		1,500	1,476,563
4.50%, 9/01/20 - 3/15/41 (n)		1,927	1,967,136
5.00%, 7/01/23 - 3/15/41 (n)		1,612	1,691,820

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
5.50%, 11/01/37	USD	30	$32,490
6.00%, 10/01/21 - 3/15/41 (n)		2,323	2,526,362
6.50%, 9/01/38		130	145,388
Ginnie Mae Mortgage-Backed Securities, 6.50%, 12/20/37 – 7/15/38		613	688,404

			31,704,713

Total U.S. Government Sponsored Agency Securities – 22.7%			38,062,932

U.S. Treasury Obligations

U.S. Treasury Bonds, 6.38%, 8/15/27		200	254,750
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/16		1,000	1,218,362
U.S. Treasury Notes:
0.75%, 5/31/12		4,500	4,522,140
1.75%, 8/15/12		5,000	5,095,510
1.38%, 2/15/13		1,500	1,520,566
2.75%, 10/31/13		2,600	2,720,047
1.75%, 3/31/14		3,300	3,354,655
1.88%, 4/30/14		1,100	1,121,743
2.25%, 1/31/15		3,500	3,583,125
2.13%, 5/31/15		1,500	1,521,210
3.13%, 10/31/16		4,400	4,570,500
4.25%, 11/15/17		2,900	3,174,595
2.75%, 2/15/19		1,600	1,568,499
4.50%, 8/15/39		50	50,141

Total U.S. Treasury Obligations – 20.4%			34,275,843

Total Long-Term Investments (Cost – $162,485,152) – 101.3%			170,027,628

Short-Term Securities

Foreign Agency Obligations

Israel — 0.6%
Israel Treasury Bill (o):
2.16%, 8/03/11	ILS	173	47,181
2.24%, 10/05/11		193	52,364
Israel Treasury Bill - Makam (o):
2.22%, 11/02/11		90	24,361
2.21%, 12/07/11		80	21,594
2.27%, 1/04/12		235	63,292
Series 0711, 2.08%, /06/11		399	109,145
Series 311, 2.11%, 3/02/11		220	60,690
Series 411, 2.10%, 4/06/11		2,485	684,075

			1,062,702

Malaysia — 0.2%
Bank Negara Malaysia Monetary Notes (o):
2.67%, 8/25/11	MYR	70	22,631
Series 1110, 2.44%, 3/22/11		60	19,634
Series 4310, 2.74%, 7/19/11		90	29,165
Series 4610, 2.73%, 7/28/11		475	153,819
Series 4910, 2.72%, 3/15/11		140	45,833

8	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value

Malaysia (concluded)
Bank Negara Malaysia Monetary Notes (concluded)
Series 5510, 2.74%, 9/29/11	MYR	60	$19,328
Series 5710, 2.72%, 4/05/11		50	16,342
Malaysia Treasury Bill (o):
2.37%, 5/06/11		40	13,049
2.66%, 6/24/11		10	3,250
2.68%, 7/08/11		20	6,493
Series 364, 2.74%, 7/01/11		10	3,248

			332,792

Norway — 1.6%
Norway Treasury Bill, 2.10%, 6/15/11 (o)	NOK	15,730	2,791,526

Short-Term Securities

Philippines — 0.0%
Philippine Treasury Bill (o):
1.24%, 7/13/11	PHP	420	9,578
1.92%, 1/11/12		920	20,665

			30,243

United Kingdom — 0.1%
United Kingdom Treasury Bill (o):
0.57%, 8/01/11	GBP	37	60,002
0.63%, 8/08/11		20	32,430

			92,432

Total Foreign Agency Obligations – 2.5%			4,309,695

U.S. Treasury Obligations

United States – 0.1%
U.S. Treasury Bills, 0.12%, 5/26/11 (o)(p)	USD	80	79,978

Total U.S. Treasury Obligations – 0.1%			79,978

Total Short-Term Securities (Cost – $4,155,503) – 2.6%			4,389,673

Total Investments (Cost – $166,640,655*) – 103.9%			174,417,301
Liabilities in Excess of Other Assets – (3.9)%			(6,624,175)

Net Assets – 100.0%			$167,793,126

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$166,678,341

Gross unrealized appreciation	$9,081,482
Gross unrealized depreciation	(1,342,522)

Net unrealized appreciation	$7,738,960

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)

At February 28, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Amount is less than $1,000.

(j)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(k)	Security trades in units with each unit equal to a par amount of MXN 100.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co.	$496,470	$1,470

(n)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America	$4,409,417	$51,642
Barclays Bank	$6,359,300	$90,706
Citigroup Global Markets Inc.	$1,294,500	$5,953
Greenwich Capital Markets	$1,307,618	$16,602
Morgan Stanley & Co., Inc.	$3,344,644	$36,120
Nomura Securities Intl. Inc.	$1,832,906	$26,999

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(p)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

FDP SERIES, INC.	FEBRUARY 28, 2011	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Financial futures contracts purchased as of February 28, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

65	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$14,169,147	$20,150
64	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$7,470,410	$13,590

Total					$33,740

•	Credit default swaps on traded indexes - buy protection outstanding as of February 28, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Dow Jones CDX North America High Yield Index Series 15	5.00%	Barclays Bank Plc	12/20/15	USD	3,000	$(154,618)

•	Credit default swaps on single-name issues - sold protection outstanding as of February 28, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Oshkosh Corp.	2.50%	Credit Suisse International	9/20/11	BB	USD	30	$(725)
HCA, Inc.	1.65%	Barclays Bank Plc	6/20/13	BB-	USD	50	$(151)
Celanese US Holdings LLC	2.20%	Credit Suisse International	3/20/16	BB-	USD	200	$646
Cinemark USA, Inc.	2.30%	Credit Suisse International	3/20/16	B-	USD	100	$(797)
HCA, Inc.	2.35%	Credit Suisse International	3/20/16	BB-	USD	200	$2,884
Regal Cinemas Corp.	2.35%	Credit Suisse International	3/20/16	B-	USD	150	$(151)
Republic of Indonesia	1.00%	Credit Suisse International	3/20/16	BB	USD	500	$968
Republic of Indonesia	1.00%	Deutsche Bank AG	3/20/16	BB	USD	500	$1,081
Republic of Indonesia	1.00%	Morgan Stanley Capital Services, Inc.	3/20/16	BB	USD	700	$1,514
Republic of Indonesia	1.00%	UBS AG	3/20/16	BB	USD	500	$855
Republic of South Korea	1.00%	UBS AG	3/20/16	A	USD	200	$(113)

Total							$6,011

	[1]	Using S&P’s rating.

	[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of February 28, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Depreciation

LCDX North American Index Series 15	2.50%	Credit Suisse International	12/20/15	B+	USD	1,700	$(4,733)

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

10	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of February 28, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	1,047,000	USD	23,069	Deutsche Bank AG	4/11/2011	$(135)
INR	2,246,000	USD	49,482	Deutsche Bank AG	4/12/2011	(294)
INR	1,508,000	USD	33,139	JPMorgan Chase Bank NA	4/13/2011	(299)
INR	1,481,000	USD	33,722	JPMorgan Chase Bank NA	4/15/2011	(306)
INR	521,000	USD	11,476	Deutsche Bank AG	4/19/2011	(81)
INR	740,000	USD	16,282	JPMorgan Chase Bank NA	4/19/2011	(97)
				Morgan Stanley Capital
CLP	66,250,000	USD	126,128	Services Inc.	4/25/2011	12,461
INR	1,052,000	USD	23,228	Deutsche Bank AG	4/26/2011	(251)
CLP	31,162,000	USD	59,328	JPMorgan Chase Bank NA	4/27/2011	5,851
INR	150,000	USD	3,310	JPMorgan Chase Bank NA	4/27/2011	(34)
CLP	50,230,000	USD	96,226	Citibank NA	4/28/2011	8,828
INR	744,000	USD	16,417	JPMorgan Chase Bank NA	4/28/2011	(172)
INR	745,000	USD	16,446	JPMorgan Chase Bank NA	4/29/2011	(183)
INR	13,116,700	USD	290,000	JPMorgan Chase Bank NA	5/4/2011	(3,916)
INR	1,425,000	USD	29,987	Deutsche Bank AG	6/1/2011	945
INR	1,646,000	USD	34,197	HSBC Bank USA NA	6/3/2011	1,520
INR	1,050,000	USD	21,721	Deutsche Bank AG	6/7/2011	1,048
INR	280,000	USD	5,879	HSBC Bank USA NA	6/8/2011	192
INR	284,000	USD	5,908	Deutsche Bank AG	6/10/2011	247
INR	710,000	USD	14,773	HSBC Bank USA NA	6/13/2011	608
INR	711,000	USD	14,915	Deutsche Bank AG	6/16/2011	479
INR	648,000	USD	13,611	Deutsche Bank AG	6/20/2011	410
USD	5,227,841	EUR	4,107,000	Deutsche Bank AG	8/30/2011	(421,665)
PHP	52,545,000	USD	1,130,000	JPMorgan Chase Bank NA	9/1/2011	69,254
USD	34,030	GBP	21,500	Deutsche Bank AG	10/3/2011	(798)
INR	41,995,750	USD	904,496	Deutsche Bank AG	10/7/2011	(11,893)
USD	1,596,487	EUR	1,141,000	Deutsche Bank AG	11/9/2011	29,823
USD	133,694	EUR	98,696	UBS AG	11/17/2011	(1,794)
				Morgan Stanley Capital
CLP	319,129,600	USD	640,000	Services Inc.	2/2/2012	12,116
IDR	18,600,000,000	USD	1,936,088	JPMorgan Chase Bank NA	2/6/2012	48,908
CLP	88,700,000	USD	179,992	Barclays Bank PLC	2/13/2012	1,061
USD	33,884	GBP	21,500	Deutsche Bank AG	10/1/2012	(659)
USD	33,691	GBP	21,500	Deutsche Bank AG	10/1/2013	(683)
USD	657,119	GBP	421,500	Deutsche Bank AG	10/1/2014	(15,284)

Total						$(264,793)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2011	11

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

The following tables summarize the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$4,777,196	—	$4,777,196
Common Stock	$35,601	—	—	35,601
Corporate Bonds	—	35,800,033	—	35,800,033
Floating Rate Loan Interests	—	9,442,537	$534,272	9,976,809
Foreign Agency Obligations	—	22,872,603	85,970	22,958,573
Non-Agency Mortgage-Backed Securities	—	5,946,214	—	5,946,214
Preferred Securities		4,405,101	—	4,405,101
Taxable Municipal Bonds	—	13,789,326	—	13,789,326
U.S. Government Sponsored Agency Securities	—	38,062,932	—	38,062,932
U.S. Treasury Obligations	—	34,275,843	—	34,275,843
Short-Term Securities:
Foreign Agency Obligations	—	4,309,695	—	4,309,695
U.S. Treasury Obligations	—	79,978	—	79,978

Total	$35,601	$173,761,458	$620,242	$174,417,301

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$33,740	—	—	$33,740
Credit contracts	—	$7,948	—	7,948
Foreign currency exchange contracts	—	193,751	—	193,751
Liabilities:
Credit contracts	—	(161,288)	—	(161,288)
Foreign currency exchange contracts	—	(458,544)	—	(458,544)

Total	$33,740	$(418,133)	—	$(384,393)

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instruments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Foreign Agency Obligations	Total

Assets:
Balance, as of May 31, 2010	$70,144	$117,202	$187,346
Accrued discounts/premiums	4	1,420	1,424
Net realized gain (loss)	292	1,139	1,431
Net change in unrealized appreciation/depreciation[2]	308	11,209	11,517
Purchases	730,765	—	730,765
Sales	(84,268)	(45,000)	(129,268)
Transfers in3	—	—	—
Transfers out[3]	(182,973)	—	(182,973)

Balance, as of February 28, 2011	$534,272	$85,970	$620,242

[2]	The net change in unrealized appreciation/depreciation on securities still held at February 28, 2011 was $12,048.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.5%
General Dynamics Corp.	41,693	$3,173,671
Precision Castparts Corp.	14,580	2,066,715

		5,240,386

Air Freight & Logistics — 0.8%
FedEx Corp.	9,754	878,055

Capital Markets — 2.8%
The Goldman Sachs Group, Inc.	20,354	3,333,578

Chemicals — 14.3%
The Dow Chemical Co.	149,732	5,564,041
Monsanto Co.	53,428	3,840,939
PPG Industries, Inc.	36,205	3,199,798
Praxair, Inc.	41,693	4,143,450

		16,748,228

Commercial Banks — 6.3%
U.S. Bancorp	148,727	4,124,200
Wells Fargo & Co.	99,322	3,204,128

		7,328,328

Communications Equipment — 1.7%
Acme Packet, Inc. (a)	7,552	568,212
F5 Networks, Inc. (a)	12,165	1,435,592

		2,003,804

Computers & Peripherals — 5.5%
Apple, Inc. (a)	18,352	6,482,110

Diversified Financial Services — 2.7%
Citigroup, Inc. (a)	678,975	3,177,603

Electrical Equipment — 0.9%
Rockwell Automation, Inc.	12,425	1,090,045

Energy Equipment & Services — 2.1%
Halliburton Co.	51,367	2,411,167

Food Products — 0.8%
Mead Johnson Nutrition Co.	16,400	981,540

Hotels, Restaurants & Leisure — 6.7%
McDonald’s Corp.	23,603	1,786,275
Starbucks Corp.	46,149	1,521,994
Wynn Resorts Ltd.	18,460	2,269,288
Yum! Brands, Inc.	45,816	2,305,919

		7,883,476

Internet & Catalog Retail — 6.4%
Amazon.com, Inc. (a)	24,838	4,304,177
Priceline.com, Inc. (a)	7,101	3,223,002

		7,527,179

Common Stocks	Shares	Value

Internet Software & Services — 3.6%
Baidu.com, Inc. – ADR (a)	34,902	$4,228,726

Machinery — 4.6%
Cummins, Inc.	15,080	1,524,890
Danaher Corp.	44,564	2,254,938
Eaton Corp.	14,197	1,572,744

		5,352,572

Media — 1.3%
Time Warner, Inc.	38,802	1,482,237

Metals & Mining — 2.8%
BHP Billiton Plc - ADR	22,283	1,767,265
Freeport-McMoRan Copper & Gold, Inc., Class B	27,898	1,477,199

		3,244,464

Multiline Retail — 1.0%
Nordstrom, Inc.	27,036	1,223,649

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	43,521	3,561,323
EOG Resources, Inc.	23,725	2,664,555

		6,225,878

Personal Products — 1.4%
The Estée Lauder Cos., Inc.,
Class A	16,970	1,602,138

Road & Rail — 3.8%
Union Pacific Corp.	46,927	4,477,305

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom Corp., Class A	68,782	2,835,194

Software — 6.2%
Oracle Corp.	143,395	4,717,695
Salesforce.com, Inc. (a)	19,599	2,592,360

		7,310,055

Specialty Retail — 4.2%
TJX Cos., Inc.	50,901	2,538,433
Tiffany & Co.	38,254	2,354,534

		4,892,967

Textiles, Apparel & Luxury Goods — 5.1%
Cie Financiere Richemont SA - ADR	254,655	1,443,894
Nike, Inc., Class B	51,296	4,566,883

		6,010,777

Total Common Stocks – 97.2%		113,971,461

Portfolio Abbreviations

ADR	American Depositary Receipts

FDP SERIES, INC.	FEBRUARY 28, 2011	1

Schedule of Investments (concluded)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Commercial Banks — 0.4%
Wells Fargo & Co., 8.00%	17,400	$479,892

Total Preferred Stocks – 0.4%		479,892

Total Long-Term Investments (Cost – $80,442,317) – 97.6%		114,451,353

Short-Term Securities	Par (000)

Time Deposits – 0.5%
Brown Brothers Harriman & Co., 0.11%, 3/01/11	$567	567,352

Total Short-Term Securities (Cost – $567,352) – 0.5%		567,352

Total Investments (Cost – $81,009,669*) – 98.1%		115,018,705
Other Assets Less Liabilities – 1.9%		2,213,761

Net Assets – 100.0%		$117,232,466

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$82,853,192

Gross unrealized appreciation	$32,799,466
Gross unrealized depreciation	(633,953)

Net unrealized appreciation	$32,165,513

(a)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$114,451,353	—	—	$114,451,353
Short-Term Securities	—	$567,352	—	567,352

Total	$114,451,353	$567,352	—	$115,018,705

[1]	See above Schedule of Investments for values in each industry.

2	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 3.7%
Iluka Resources Ltd. (a)	138,352	$1,509,590
Newcrest Mining Ltd.	24,205	935,529
Nufarm Ltd. (a)	140,964	758,967
Westpac Banking Corp.	81,230	1,960,518

		5,164,604

Austria — 0.8%
Erste Bank der Oesterreichischen Sparkassen AG	22,078	1,164,688

Belgium — 0.4%
KBC Bancassurance Holding (a)	14,258	596,267

Bermuda — 0.4%
Hiscox Ltd.	85,926	535,330

Brazil — 2.6%
BM&F Bovespa SA	85,200	575,067
Banco Santander Brasil SA - ADR	86,800	1,057,224
Diagnosticos da America SA	46,600	554,842
Petroleo Brasileiro SA - ADR	11,320	450,876
Tractebel Energia SA	28,130	439,584
Vivo Participacoes SA - ADR	13,830	509,082

		3,586,675

Canada — 1.7%
Bankers Petroleum Ltd. (a)	61,308	595,064
Teck Resources Ltd., Class B	31,032	1,716,813

		2,311,877

China — 2.9%
Bank of China Ltd.	1,217,000	645,311
China Construction Bank, Class H	930,160	817,283
China Pacific Insurance Group Co. Ltd.	194,000	788,657
China Petroleum & Chemical Corp.	616,000	626,771
China Unicom Ltd.	630,000	1,056,587

		3,934,609

Czech Republic — 1.0%
CEZ AS	17,819	817,823
Komercni Banka AS	2,604	626,700

		1,444,523

Finland — 1.1%
Fortum Oyj	23,849	738,554
Kone Oyj, Class B	3,455	188,568
Outotec OYJ	10,088	566,698

		1,493,820

Common Stocks	Shares	Value

France — 9.7%
BNP Paribas SA	38,409	$2,997,637
Dassault Systemes SA	8,873	679,575
Groupe Danone	30,850	1,933,592
LVMH Moët Hennessy Louis Vuitton SA	14,444	2,277,987
Legrand Promesses	8,118	340,759
Publicis Groupe	25,354	1,446,228
Sanofi-Aventis	25,150	1,739,070
Schneider Electric SA	11,947	1,978,818

		13,393,666

Germany — 9.1%
Bayer AG	17,354	1,348,568
Bayerische Motoren Werke AG	21,420	1,740,213
Deutsche Boerse AG	10,399	799,613
Linde AG	13,777	2,105,537
MAN SE	16,814	2,142,898
Rhoen-Klinikum AG	47,923	1,056,419
Siemens AG	21,535	2,911,637
Symrise AG	16,847	442,549

		12,547,434

Hong Kong — 3.4%
BOC Hong Kong Holdings Ltd.	185,000	575,282
Cheung Kong Infrastructure Holdings Ltd.	76,000	375,934
Esprit Holdings Ltd.	111,538	550,412
Hutchison Whampoa Ltd.	85,000	1,004,389
Li & Fung Ltd.	106,000	647,657
Sands China Ltd. (a)	266,400	632,585
Sinotruk Hong Kong Ltd.	433,000	416,343
Sun Hung Kai Properties Ltd.	29,000	472,047

		4,674,649

India — 1.1%
BEML Ltd.	14,486	198,849
HDFC Bank Ltd. - ADR	3,950	581,085
ICICI Bank Ltd.	31,189	673,934

		1,453,868

Indonesia — 0.2%
XL Axiata Tbk PT (a)	420,000	272,364

Italy — 0.7%
Telecom Italia SpA	290,241	453,131
Telecom Italia SpA, Non- Convertible Savings Shares	407,655	539,554

		992,685

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	US Dollar

FDP SERIES, INC.	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan — 19.2%
Aeon Credit Service Co., Ltd.	63,000	$962,547
Chugoku Marine Paints Ltd.	33,000	291,309
Denso Corp.	35,900	1,348,716
East Japan Railway Co.	19,200	1,338,805
GLORY Ltd.	40,400	983,532
Honda Motor Co., Ltd.	33,100	1,444,556
Inpex Corp.	237	1,665,370
JGC Corp.	56,000	1,271,598
Japan Tobacco, Inc.	256	1,058,969
KDDI Corp.	173	1,123,472
Konica Minolta Holdings, Inc.	200,500	1,857,584
Lawson, Inc.	30,100	1,482,173
Miraca Holdings, Inc.	27,800	1,075,551
Mitsubishi Corp.	49,200	1,368,855
Mitsubishi UFJ Financial Group, Inc.	134,600	747,705
Nippon Paint Co. Ltd.	17,000	124,860
Nippon Television Network Corp.	1,590	262,985
Nomura Holdings, Inc.	115,500	732,452
Nomura Research Institute Ltd.	30,400	713,515
Ricoh Co., Ltd.	55,000	733,860
Santen Pharmaceutical Co., Ltd.	27,700	1,083,559
Sumitomo Mitsui Financial Group, Inc.	46,700	1,767,207
Tokyo Gas Co., Ltd.	312,000	1,394,814
Yamato Transport Co., Ltd.	101,500	1,633,534

		26,467,528

Mexico — 0.4%
Kimberly-Clark de Mexico, SA de CV	51,650	300,831
Urbi Desarollos Urbanos SAB, SA de CV (a)	111,990	247,068

		547,899

Netherlands — 6.1%
Akzo Nobel NV	36,850	2,504,875
Heineken NV	29,499	1,521,316
ING Groep NV CVA (a)	179,106	2,246,799
Koninklijke KPN NV	95,534	1,546,700
SNS Reaal (a)	103,852	539,160

		8,358,850

Portugal — 1.2%
Energias de Portugal SA	436,590	1,656,287

Singapore — 1.1%
Keppel Corp. Ltd.	108,000	959,704
United Overseas Bank Ltd.	36,000	512,115

		1,471,819

South Korea — 0.7%
Samsung Electronics Co., Ltd.	1,216	997,302

Spain — 1.0%
Inditex SA	9,160	663,819
Red Electrica de Espana	12,577	675,911

		1,339,730

Sweden — 1.0%
Telefonaktiebolaget LM Ericsson	107,301	1,378,172

Switzerland — 9.5%
Credit Suisse Group AG	36,433	1,684,949
Geberit AG	3,020	651,333

Common Stocks	Shares	Value

Switzerland (concluded)
Julius Baer Group Ltd.	18,769	$841,878
Nestlé SA, Registered Shares	68,879	3,899,858
Roche Holding AG	17,583	2,652,261
Schindler Holding AG	1,648	185,691
Sonova Holding AG	4,783	635,915
Swiss Reinsurance Co., Registered Shares	27,351	1,676,231
Synthes, Inc.	6,800	933,569

		13,161,685

Taiwan — 1.7%
Acer, Inc.	601,725	1,469,054
Taiwan Semiconductor Manufacturing Co., Ltd.	358,439	854,068

		2,323,122

United Kingdom — 16.9%
Aberdeen Asset Management Plc	188,242	642,579
Amlin Plc	37,012	233,109
BG Group Plc	75,370	1,835,305
BHP Billiton Plc	73,829	2,926,534
BP Plc	295,182	2,379,656
Barclays Plc	303,867	1,576,956
Compass Group Plc	30,310	272,734
HSBC Holdings Plc	341,277	3,758,534
Kingfisher Plc	208,830	863,436
Reckitt Benckiser Plc	26,491	1,365,765
Royal Dutch Shell Plc	103,892	3,737,286
Tesco Plc	176,360	1,158,377
Vodafone Group Plc	930,625	2,642,131

		23,392,402

United States — 1.5%
Cognizant Technology Solutions Corp. (a)	10,170	781,768
Monsanto Co.	6,330	455,064
Schlumberger Ltd.	9,430	880,950

		2,117,782

Total Common Stocks – 99.1%		136,779,637

Total Investments (Cost – $107,120,868*) – 99.1%		136,779,637
Other Assets Less Liabilities – 0.9%		1,246,749

Net Assets – 100.0%		$138,026,386

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,420,928

Gross unrealized appreciation	$29,473,321
Gross unrealized depreciation	(4,114,612)

Net unrealized appreciation	$25,358,709

(a)	Non-income producing security.

2	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments (continued)	MFS Research International FDP Fund

•	Foreign currency exchange contracts as of February 28, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	28,701	AUD	28,420	Credit Suisse Securities	3/01/11	$(234)
USD	69,796	CHF	64,631	UBS AG	3/01/11	234
USD	13,022	CZK	231,220	UBS AG	3/01/11	(86)
USD	129,045	EUR	93,539	Credit Suisse International	3/01/11	(34)
USD	125,419	GBP	77,809	Goldman Sachs & Co.	3/01/11	(1,070)
USD	146,811	JPY	12,007,591	UBS AG	3/01/11	28
USD	2,933	SEK	18,751	Barclays Capital Inc.	3/01/11	(27)
CZK	104,707	USD	5,935	Barclays Capital Inc.	3/03/11	—
JPY	16,507,931	USD	201,737	HSBC Securities	3/03/11	—
SEK	1,777,032	USD	280,504	Citibank, N.A.	3/03/11	—
USD	29,325	CAD	28,505	UBS AG	3/03/11	—
USD	170,262	CHF	158,197	Credit Suisse Securities	3/03/11	—
USD	513,822	EUR	372,418	HSBC Securities	3/03/11	—
USD	81,829	GBP	50,335	J.P. Morgan Securities	3/03/11	—
USD	224,443	GBP	138,078	Goldman Sachs & Co.	3/03/11	—
USD	11,294	MXN	136,723	Credit Suisse Securities	3/03/11	—

						$(1,189)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	—	$5,164,604	—	$5,164,604
Austria	—	1,164,688	—	1,164,688
Belgium	—	596,267	—	596,267
Bermuda	—	535,330	—	535,330
Brazil	$3,586,675	—	—	3,586,675
Canada	2,311,877	—	—	2,311,877
China	—	3,934,609	—	3,934,609
Czech Republic	—	1,444,523	—	1,444,523
Finland	—	1,493,820	—	1,493,820
France	—	13,393,666	—	13,393,666

FDP SERIES, INC.	FEBRUARY 28, 2011	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Germany	—	$12,547,434	—	$12,547,434
Hong Kong	—	4,674,649	—	4,674,649
India	$581,085	872,783	—	1,453,868
Indonesia	—	272,364	—	272,364
Italy	—	992,685	—	992,685
Japan	—	26,467,528	—	26,467,528
Mexico	547,899	—	—	547,899
Netherlands	—	8,358,850	—	8,358,850
Portugal	—	1,656,287	—	1,656,287
Singapore	—	1,471,819	—	1,471,819
South Korea	—	997,302	—	997,302
Spain	—	1,339,730	—	1,339,730
Sweden	—	1,378,172	—	1,378,172
Switzerland	—	13,161,685	—	13,161,685
Taiwan	—	2,323,122	—	2,323,122
United Kingdom	—	23,392,402	—	23,392,402
United States	2,117,782	—	—	2,117,782

Total	$9,145,318	$127,634,319	$—	$136,779,637

In accordance with the Fund’s valuation policies, foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE whichever is earlier. The value is then converted into US dollars using exchange rates in effect at the close of the NYSE on the day that the value of the security is determined. These generally are classified as Level 2 investments. On May 31, 2010, US and certain other financial markets were closed, while most foreign markets were open. The Fund was re-priced for financial reporting purposes to reflect the transactions related to foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade which resulted in the investments being categorized as Level 1. As of February 28, 2011, all markets were open, and the investments were classified as Level 2 in accordance with the Fund’s valuation policy which resulted in a transfer from Level 1 to Level 2 during the period.

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$262	—	$262
Liabilities:
Foreign currency exchange contracts	—	(1,451)	—	(1,451)

Total	—	$(1,189)	—	$(1,189)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

4	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)	Van Kampen Value FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.3%
Honeywell International, Inc.	25,036	$1,449,835

Automobiles — 0.6%
General Motors Co. (a)	22,552	756,169

Beverages — 1.5%
The Coca-Cola Co.	19,847	1,268,620
PepsiCo, Inc.	6,815	432,208

		1,700,828

Capital Markets — 4.9%
The Bank of New York Mellon Corp.	77,501	2,355,255
The Goldman Sachs Group, Inc.	8,186	1,340,703
Morgan Stanley	49,836	1,479,133
State Street Corp.	12,006	536,908

		5,711,999

Chemicals — 0.1%
E.I. du Pont de Nemours & Co.	3,234	177,450

Commercial Banks — 2.2%
The PNC Financial Services Group, Inc. (b)	500	30,850
U.S. Bancorp	30,491	845,515
Wells Fargo & Co.	49,996	1,612,871

		2,489,236

Communications Equipment — 0.8%
Cisco Systems, Inc. (a)	48,624	902,461

Computers & Peripherals — 3.2%
Dell, Inc. (a)	96,735	1,531,315
Hewlett-Packard Co.	49,728	2,169,633

		3,700,948

Diversified Financial Services — 6.4%
Bank of America Corp.	144,033	2,058,232
Citigroup, Inc. (a)	346,752	1,622,799
JPMorgan Chase & Co.	78,703	3,674,643

		7,355,674

Diversified Telecommunication Services — 3.0%
AT&T Inc.	51,047	1,448,714
Verizon Communications, Inc.	54,397	2,008,337

		3,457,051

Electric Utilities — 1.4%
American Electric Power Co., Inc.	13,573	485,642
FirstEnergy Corp.	22,371	856,809
PPL Corp.	12,234	311,111

		1,653,562

Electrical Equipment — 0.8%
Emerson Electric Co.	15,836	944,776

Common Stocks	Shares	Value

Energy Equipment & Services — 4.5%
Halliburton Co.	66,532	$3,123,012
Noble Corp.	15,832	707,849
Weatherford International Ltd. (a)	57,394	1,387,787

		5,218,648

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	50,352	1,664,637
Wal-Mart Stores, Inc.	32,569	1,692,937

		3,357,574

Food Products — 4.0%
Kraft Foods, Inc.	84,097	2,677,648
Unilever NV - ADR	64,275	1,943,676

		4,621,324

Health Care Providers & Services — 4.2%
Cardinal Health, Inc.	41,418	1,724,646
UnitedHealth Group, Inc.	52,918	2,253,248
WellPoint, Inc. (a)	12,885	856,466

		4,834,360

Household Products — 0.3%
The Procter & Gamble Co.	6,116	385,614

Industrial Conglomerates — 2.9%
General Electric Co.	83,505	1,746,924
Textron, Inc.	31,312	848,242
Tyco International Ltd.	16,846	763,798

		3,358,964

Insurance — 5.3%
Aflac, Inc.	10,426	613,674
Chubb Corp.	35,961	2,182,114
MetLife, Inc.	35,409	1,676,970
The Travelers Cos., Inc.	26,856	1,609,480

		6,082,238

Internet Software & Services — 3.6%
eBay, Inc. (a)	67,687	2,267,853
Yahoo! Inc. (a)	112,291	1,841,572

		4,109,425

IT Services — 0.9%
Accenture Plc	12,045	620,076
The Western Union Co.	18,516	407,167

		1,027,243

Machinery — 1.4%
Ingersoll-Rand Plc	37,066	1,679,090

Media — 13.3%
Comcast Corp., Class A	187,491	4,829,768
DIRECTV, Class A (a)	17,003	781,628
News Corp., Class B	93,348	1,717,603

Portfolio Abbreviation

ADR	American Depositary Receipts

FDP SERIES, INC.	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	Van Kampen Value FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Time Warner Cable, Inc.	27,852	$2,010,357
Time Warner, Inc.	47,790	1,825,578
Viacom, Inc., Class B	94,468	4,218,941

		15,383,875

Metals & Mining — 1.6%
Alcoa, Inc.	106,858	1,800,557

Multi-Utilities — 0.3%
Sempra Energy	6,491	345,516

Multiline Retail — 0.7%
Macy’s, Inc.	15,636	373,700
Target Corp.	7,967	418,666

		792,366

Oil, Gas & Consumable Fuels — 6.6%
BP Plc - ADR	26,591	1,288,866
Chevron Corp.	25,769	2,673,534
ConocoPhillips	7,214	561,754
Royal Dutch Shell Plc - ADR	29,844	2,156,229
Total SA - ADR	14,985	918,580

		7,598,963

Paper & Forest Products — 2.9%
International Paper Co.	120,692	3,352,824

Personal Products — 0.4%
Avon Products, Inc.	18,678	519,435

Pharmaceuticals — 8.3%
Abbott Laboratories	16,554	796,248
Bristol-Myers Squibb Co.	86,920	2,243,405
GlaxoSmithKline Plc - ADR	23,584	910,578
Merck & Co, Inc.	57,458	1,871,407
Pfizer, Inc.	159,838	3,075,283
Roche Holding AG - ADR	19,081	716,682

		9,613,603

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	32,014	687,341
KLA-Tencor Corp.	14,361	701,104

		1,388,445

Software — 1.6%
Microsoft Corp.	67,841	1,803,214

Specialty Retail — 2.4%
Home Depot, Inc.	29,605	1,109,299
Lowe’s Cos., Inc.	42,392	1,109,399
Staples, Inc.	28,736	612,077

		2,830,775

Wireless Telecommunication Services — 1.0%
Vodafone Group Plc - ADR	39,146	1,120,359

Value

Total Investments (Cost – $90,201,128*) – 96.5%	$111,524,401
Other Assets Less Liabilities – 3.5%	3,990,162

Net Assets – 100.0%	$115,514,563

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$91,995,420

Gross unrealized appreciation	$22,827,005
Gross unrealized depreciation	(3,298,024)

Net unrealized appreciation	$19,528,981

(a)	Non-income producing security.

2	FDP SERIES, INC.	FEBRUARY 28, 2011

Schedule of Investments (concluded)	Van Kampen Value FDP Fund

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at May 31, 2010	Shares Purchased	Shares Sold	Shares at February 28, 2011	Value at February 28, 2011	Realized Gain (Loss)	Income

The PNC Financial Services Group, Inc.	500	—	—	500	$30,850	—	$150

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$111,524,401	—	—	$111,524,401

[1]	See above Schedule of Investments for values in each industry.

FDP SERIES, INC.	FEBRUARY 28, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 27, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 27, 2011